Note 10 - Derivative Instruments - Fair Value of Forward and Put Option Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contracts in a liability position	$ 1,144	$ 16,125
Forward and Put Option Contracts [Member]
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Forward and Put Option Contracts [Member] | Other Current Assets [Member]
Contracts in an asset position	$ 3,100	$ 1,200
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current	Other Assets, Current
Contracts in a liability position	$ 0	$ 0
Net asset (liability)	3,100	1,200
Forward and Put Option Contracts [Member] | Other Noncurrent Assets [Member]
Contracts in an asset position	1,500	100
Contracts in a liability position	0	0
Net asset (liability)	1,500	100
Forward and Put Option Contracts [Member] | Current derivatives liability [Member]
Contracts in an asset position	0	0
Contracts in a liability position	(100)	(12,100)
Net asset (liability)	$ (100)	$ (12,100)
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Contracts in a liability position	Contracts in a liability position
Forward and Put Option Contracts [Member] | Other Noncurrent Liabilities [Member]
Contracts in an asset position	$ 0	$ 0
Contracts in a liability position	0	(2,500)
Net asset (liability)	$ 0	$ (2,500)
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent